Annual Operating Expenses - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund - Fidelity Magellan Fund - Class K	May 28, 2022
Operating Expenses:
Management fee	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.62%